Exempt Party-In-Interest and Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Community Trust Bancorp, Inc. Employee Stock Ownership Plan [Member]
Exempt Party-In-Interest and Related Party Transactions [Abstract]
Party-in-Interest Investments at Fair Value
The Plan held the following party-in-interest investments (at fair value) at December 31:

	2025	2024
CTBI common stock (in dollars)	$43,323,070	$40,323,800

Shares outstanding (in shares)	766,780	760,396